Finance Income and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Finance Income and Costs Recognized in Profit or Loss
(a)	Finance income and costs recognized in profit or loss for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)
	2015		2016	2017
Finance income
Interest income	~~W~~	57,080	42,079	60,106
Foreign currency gain		77,879	81,554	210,890
Gain on disposal of investments in equity accounted investees		23,268	11,367	3,669
Gain on derivatives transactions		602	4,427	3,106
Gain on valuation of derivatives		—	244	1,070
Gain on disposal of available-for-sale financial assets		—	—	8
Gain on valuation of Financial asset at fair value through profit or loss		—	—	170

	~~W~~	158,829	139,671	279,019

Finance costs
Interest expense	~~W~~	126,456	113,285	90,538
Foreign currency loss		155,728	132,320	126,642
Loss on disposal of investments in equity accounted investees		481	5,643	42,112
Loss on impairment of investments in equity accounted investees		26,791	6,137	4,234
Loss on impairment of available-for-sale financial asset		—	3,757	1,948
Loss on valuation of Financial asset at fair value through profit or loss		—	118	—
Loss on sale of trade accounts and notes receivable		4,909	2,886	784
Loss on transaction of derivatives		722	334	514
Loss on valuation of derivatives		—	472	—
Others		1,142	1,234	2,084

	~~W~~	316,229	266,186	268,856

Finance Income and Costs Recognized in Other Comprehensive Income or Loss
(b)	Finance income and costs recognized in other comprehensive income or loss for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)
	2015		2016	2017
Foreign currency translation differences for foreign operations	~~W~~	44,913	(90,503)	(231,738)
Net change in fair value of available-for-sale financial assets		(288)	(77)	—
Tax effect		214	19	—

Finance income (costs) recognized in other comprehensive income (loss) after tax	~~W~~	44,839	(90,561)	(231,738)